Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting - Balance sheet (Details) - USD ($)	1 Months Ended	3 Months Ended												10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 14, 2020
Balance Sheet
Warrant derivative liability		$ 44,510,000	$ 55,720,000				$ 0								$ 55,720,000	$ 0	$ 28,030,000
Total liabilities		62,082,315	73,347,450				0								73,347,450	0	47,122,923
Class A common stock subject to possible redemption		433,574,407	422,854,408				0								422,854,408	0	449,844,167
Additional paid-in capital		23,168,492	33,888,383				306								33,888,383	306	6,048,706
Accumulated deficit		(18,170,396)	(28,890,395)				0								(28,890,395)	0	(1,048,566)
STATEMENTS OF OPERATIONS
General and administrative expenses	$ 0	508,918	1,279,019	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	1,279,019	0
Change in fair value of warrant derivative liability		(11,210,000)				0								0	27,690,000	0
Total other income (expense)		11,228,917				0								0	(27,611,376)	0
Net income - basic and diluted	$ 0	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (28,890,395)	$ 0
Basic and diluted loss available to common shares	$ 0.00	$ 0.54	$ (1.63)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (2.99)	$ 0.00
STATEMENTS OF CASH FLOWS
Net income - basic and diluted	$ 0	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (28,890,395)	$ 0
Change in fair value of warrant derivative liability		(11,210,000)				0								$ 0	27,690,000	0
Net cash used in operating activities		(577,930)				0									(1,257,407)	0
Payment for underwriting discounts															8,953,885	0
Net cash provided by financing activites		0				0									502,274,813	0
Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability			55,720,000												55,720,000
STATEMENTS OF OPERATIONS
Change in fair value of warrant derivative liability															28,030,000
STATEMENTS OF CASH FLOWS
Change in fair value of warrant derivative liability															28,030,000
As previously reported | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability			0												0		0
Total liabilities			17,627,450												17,627,450		19,092,923
Class A common stock subject to possible redemption			478,574,408												478,574,408		477,874,167
Additional paid-in capital			5,152,825												5,152,825		5,002,872
Accumulated deficit			(154,280)												(154,280)		(2,451)
STATEMENTS OF OPERATIONS
General and administrative expenses															232,904
Change in fair value of warrant derivative liability															0
Total other income (expense)															78,624
Net income - basic and diluted															$ (154,280)
Basic and diluted loss available to common shares															$ (0.02)
STATEMENTS OF CASH FLOWS
Net income - basic and diluted															$ (154,280)
Change in fair value of warrant derivative liability															0
Net cash used in operating activities															(211,292)
Payment for underwriting discounts															10,000,000
Net cash provided by financing activites															501,228,698
Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability			55,720,000												55,720,000		28,030,000
Total liabilities			55,720,000												55,720,000		28,030,000
Class A common stock subject to possible redemption			(55,720,000)												(55,720,000)		(28,030,000)
Additional paid-in capital			28,735,558												28,735,558		1,045,834
Accumulated deficit			(28,736,115)												(28,736,115)		(1,046,115)
STATEMENTS OF OPERATIONS
General and administrative expenses															1,046,115
Change in fair value of warrant derivative liability															27,690,000
Total other income (expense)															(27,690,000)
Net income - basic and diluted															$ (28,736,115)
Basic and diluted loss available to common shares															$ (2.97)
STATEMENTS OF CASH FLOWS
Net income - basic and diluted															$ (28,736,115)
Change in fair value of warrant derivative liability															27,690,000
Net cash used in operating activities															(1,046,115)
Payment for underwriting discounts															(1,046,115)
Net cash provided by financing activites															1,046,115
Class A common stock
Balance Sheet
Common stock		664	772				$ 0								772	$ 0	502
STATEMENTS OF OPERATIONS
Net income - basic and diluted		0				0
STATEMENTS OF CASH FLOWS
Net income - basic and diluted		$ 0				$ 0
Class A common stock | As previously reported | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock			215												215		221
Class A common stock | Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock			$ 557												$ 557		$ 281